Fathom OpCo Predecessor Period Acquisitions - Incodema and Newchem - Summary of Revenue and Net (Loss) Income Since Acquisition (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Incodema LLC [Member]
Business Acquisition [Line Items]
Revenue	$ 6,900
Net (loss) income	(1,085)
Newchem, LLC [Member]
Business Acquisition [Line Items]
Revenue	2,369
Net (loss) income	$ 184